Schedule of investments
Macquarie VIP Pathfinder Moderate Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.77%<<
Fixed Income Funds — 35.13%
Macquarie VIP Corporate Bond Series Service Class	18,733,851	$ 88,798,454
Macquarie VIP High Income Series Standard Class	934,509	2,747,456
Macquarie VIP Limited-Term Bond Series Service Class	7,468,743	35,551,217
		127,097,127
Global / International Equity Fund — 19.47%
Macquarie VIP International Core Equity Series Standard Class	3,978,808	70,464,691
		70,464,691
US Equity Funds — 45.17%
Macquarie VIP Core Equity Series Service Class	4,303,746	59,779,030
Macquarie VIP Growth and Income Series Standard Class	636,306	22,989,734
Macquarie VIP Growth Series Service Class	3,986,535	39,666,020
Macquarie VIP Mid Cap Growth Series Standard Class	350,629	3,253,836
Macquarie VIP Small Cap Growth Series Standard Class	538,588	3,269,230
Macquarie VIP Smid Cap Core Series Service Class	1,323,339	16,197,666
Macquarie VIP Value Series Service Class	3,913,890	18,277,867
		163,433,383
Total Affiliated Mutual Funds (cost $404,180,391)		360,995,201

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	223,919	$ 223,919
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	223,920	223,920
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	223,920	223,920
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	223,920	223,920
Total Short-Term Investments (cost $895,679)		895,679

Total Value of Securities—100.02% (cost $405,076,070)		361,890,880
Liabilities Net of Receivables and Other Assets—(0.02%)		(85,752)
Net Assets Applicable to 87,310,612 Shares Outstanding—100.00%		$361,805,128
<<	Affiliated company.
NQ- IV047 [0325] 0525 (4473569)    1